                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      June 30, 1999
                                                   -------------

Check here if Amendment              [ ]          Amendment Number :
                                                                     ---------
   This Amendment (Check only one):  [ ]          is a restatement
                                     [ ]          adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ------------------------
Address:  1 Lafayette Place
          ------------------------
          Greenwich, CT 06830
          ------------------------

Form 13F File Number:      28-2610
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ------------------------------------
Title:    Vice President of General Partner
          ------------------------------------
Phone:    (203) 861-4600
          ------------------------------------

Signature, Place, and Date of Signing:

       /s/ E.J. BIRD                   Greenwich, CT          August 13, 1999
------------------------------         -------------          ---------------
         (Signature)                   (City, State)              (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                      2
Form 13F Information Table Value Total:                $14,641
                                                       -------
                                                     (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE






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                           FORM 13F Information Table


Page 1 of 1

      Column 1:        Column 2:     Column 3:       Column 4:                  Column 5:

                                                                     -------------------------------
                                                    Fair Market      Shares or
                        Title of       CUSIP           Value         Principal     SH/PRN   Put/Call
   Name of Issuer        Class         Number       (x $1,000)        Amount
   --------------       --------       -----        -----------      ---------     ------   --------
Browning Ferris Inds     Common     115885-10-5         3,155          73,393        SH
Browning Ferris Inds     Common     115885-10-5        11,486          67,107        SH




(Confidential portion
has been omitted and
filed separately.)



Grand Total                                            14,641


      Column 1:         Column 6:   Column 7:               Column 8:
                                                        Voting Authority
                                               --------------------------------
                       Investment    Other
                       Discretion   Managers   (a) Sole   (b) Shared   (c) None
   Name of Issuer
   --------------      ----------   --------   --------   ----------   --------
Browning Ferris Inds     DEFINED                73,393
Browning Ferris Inds     SOLE                  267,107




(Confidential portion
has been omitted and
filed separately.)


